Intangible Assets, Net and Goodwill (Details) - Schedule of intangible assets, net and goodwil - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amount:
Carrying amount	$ 3,335	$ 3,335
Accumulated amortization:
Accumulated amortization	3,268	3,248
Intangible assets, net	67	87
Technology [Member]
Carrying amount:
Carrying amount	2,007	2,007
Accumulated amortization:
Accumulated amortization	2,007	2,007
Customer relationships [Member]
Carrying amount:
Carrying amount	1,127	1,127
Accumulated amortization:
Accumulated amortization	1,127	1,127
Trade names [Member]
Carrying amount:
Carrying amount	201	201
Accumulated amortization:
Accumulated amortization	$ 134	$ 114